ACCOUNTS RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Table 4: Details of Accounts Receivable, Net

	March 31, 2026	December 31, 2025
Billed accounts receivable	$2,156,076	$1,518,937
Billed accounts receivable - factored	1,649,354	1,591,240
Unbilled accounts receivable	-	45,325
Allowance for credit losses	(469,383)	(468,023)
Accounts receivable, net	$3,336,047	$2,687,479

During the three months ended March 31, 2026, the Company recorded $1,360 for provisions for credit losses, compared to zero U.S. dollars for the three months ended March 31, 2025. During both the three months ended March 31, 2026 and 2025, the Company has no write-offs of any outstanding receivables.

4.	ACCOUNTS RECEIVABLE, NET

	2025	2024
Table 4: Details of Accounts Receivable, Net
	As of December 31,
	2025	2024
Billed accounts receivable	$1,518,937	$8,513,420
Billed accounts receivable - factored	1,591,240	1,840,288
Unbilled accounts receivable	45,325	-
Allowance for credit losses	(468,023)	-
Accounts receivable, net	$2,687,479	$10,353,708

During the year ended December 31, 2025, the Company recorded $0.5 million for provisions for credit losses, compared to zero U.S. dollars for the year ended December 31, 2024. During both the year ended December 31, 2025 and 2024, the Company has no write-offs of any outstanding receivables.